Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Balances and Transactions
6.	Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Minority shareholders of the Company	Minority shareholders
Xiaoke Huixuan (Shenzhen) Technology Co., Ltd. (“Xiaoke”)	Company that the Group has significant influence on
Huibao Huipei (Shenzhen) Technology Co., Ltd (“Huibao Huipei”)	Company that the Group has significant influence on
Details of related party transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:
Service provided by related parties:

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Technology service fee to Xiaoke	7,259	1,887	3,234
Channel cost to Huibao Huipei	2,054	7,439	10,940

Total	9,313	9,326	14,174

According to the cooperation agreements, Xiaoke provides technology service to the Company, and Huibao Huipei serves as one of the Company’s traffic channels.
Service provided to related parties:

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Consulting service fee to Huibao Huipei	970	728	204

Total	970	728	204

The Company provides consulting service to Huibao Huipei according to the cooperation agreement.
Details of related party balances as of December 31, 2023 and 2024 are as follows:
Amounts due from related parties:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Minority shareholders of the Company	106	766
Huibao Huipei	277	157

Xiaoke	—	72

	383	995

Amounts due from related parties represent the advance to the minority shareholders, the receivable for consulting service provided to Huibao Huipei, and the prepayment for service provided by Xiaoke.

Amounts due to related parties:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Xiaoke	2,000	—
Huibao Huipei	451	2,495

	2,451	2,495

The amount due to Xiaoke represents the payable for technology service and the amount due to Huibao Huipei represented the payable for channel promotion service.